Segment Information - Company's revenues generated based on geographic location of customers' headquarters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information
Net revenues	$ 134,109,632	$ 37,334,966	$ 11,030,079
USA
Segment Information
Net revenues	108,309,547	20,246,637	5,423,026
PRC
Segment Information
Net revenues	25,502,479	15,393,590	5,135,689
Others
Segment Information
Net revenues	$ 297,606	$ 1,694,739	$ 471,364